Minimum Net Obligations under Sales, Gathering and Transportation Agreements (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2016	$ 24,715
2016		$ 23,836
2017	49,357	38,434
2018	53,456	39,993
2019	52,904	39,017
2020	51,697	37,744
Thereafter	458,695	395,980
Total	$ 690,824	$ 575,004